ACCRUALS AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
ACCRUALS AND OTHER CURRENT LIABILITIES
Summary of accrued liabilities and other current liabilities

	As of December 31,
	2023	2024
	US$	US$
Professional service fees	1,194,199	1,182,056
Payroll and related liabilities	1,177,301	1,097,013
Other taxes and surcharge	510,259	480,704
Others	119,749	56,265
	3,001,508	2,816,038